Related parties - Key management personnel remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short- term benefits
Wages or pro- labor	$ 9	$ 8	$ 8
Direct and indirect benefits	10	4	6
Profit sharing program ("PLR")	10		8
Total short- term benefits:	29	12	22
Long- term benefits
Shares based	16	1	1
Severance	7	5	6
Total short and long-term benefits	$ 52	$ 18	$ 29